CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Contingencies Disclosure [Abstract]
CONTINGENCIES [Text Block]

11. CONTINGENCIES

In the ordinary course of business, the Company may from time to time become subject to legal proceedings and claims arising in connection with ongoing business activities. Management assesses such claims and, if it considers that it is probable that an asset had been impaired or a liability had been incurred, and the amount of loss can be reasonably estimated, provisions for loss are made based on management’s assessment of the most likely outcome.

Pending Litigation with Rick Svetkoff, former CEO and Director

On April 9, 2026, Rick Svetkoff, former CEO and Director, filed a complaint against the Company, and its board members in the 18th Judicial Circuit in Brevard County, Florida. The complaint alleges that the defendants breached fiduciary duty, deceptive business practices, and improper control and alteration of corporate records and is seeking $26 million in damages. The Company denies all of the allegations of the complaint and intends to vigorously defend itself. The amounts and outcome of the complaint cannot be determined at this time and has not been accrued for in these condensed consolidated interim financial statements for the three and six months ended June 30, 2026.

On February 19, 2026, Rick Svetkoff, the former CEO and Director, and Brenda Svetkoff, former Secretary and spouse of the former CEO, voluntarily resigned from the Company. On February 3, 2026 and February 17, 2026, Rick Svetkoff withdrew and transferred funds amounting to $500,000 to an account not held in the name of the Company or its subsidiaries, and $1,395,869 to Rick Svetkoff and RLB Aviation, Inc., a company controlled by Brenda Svetkoff, respectively, without approval of the Company's Board of Directors or Audit Committee. In February 2026, Rick and Brenda Svetkoff made rental payments for a residential property of $19,502 from the Company's funds without authorization. In May 2026, the Company discovered a further bank account opened in 2024 without approval of the Company's Board of Directors or Audit Committee by Rick and Brenda Svetkoff, which processed Company funds, and had $5,788 withdrawn and not returned to the Company's treasury, upon account closure in March 2025. Such amounts total to $1,921,159.  As of June 30, 2026, $1,526,126 has been applied to related party notes payable previously owed to Rick Svetkoff and RLB Aviation, Inc., as the Company was notified during the three and six months ended June 30, 2026 that such withdrawals were intended for repaying the related party notes payable. The Company recognized a loss to misappropriation of assets of $395,033, which is the balance of the misappropriated amount after the application towards related party notes payable, and the Company intends to pursue a recovery thereof.

Aerovision Aircraft Acquisition Agreement

During the six months ended June 30, 2026, in relation to the Aircraft Agreement (Note 10), Aerovision has not provided any information as to the availability of any of the F-4 Phantom II aircraft contemplated to be purchased by the Company, and all recent attempts by the Company to contact Aerovision have been unsuccessful. On August 10, 2026, the Company has filed a legal claim to initiate legal proceedings against Aerovision and individuals connected with Aerovision.

In considering the recoverability of the deposits to Aerovision, the Company considered the lack of communication from Aerovision as an impairment indicator, as analogized from ASC 360-10-35, and applied the recognition and measurement framework in ASC 450-20-25 to evaluate whether a loss was probable and estimable, in relation to the probability of recoverability.

The Company considered the following factors:

  the lack of communication persisted since February 2026;
  there have been no further progress demonstrated in sourcing appropriate aircraft for purchase;
  Aerovision has failed to respond to a letter of demand from the litigation counsel of the Company during the three months ended June 30, 2026.

The Company concluded that it was probable, that the deposit may be impaired. As such, an impairment of $5,150,000, representing the full amount of deposits paid by the Company was recognized on the unaudited condensed consolidated interim statement of operations during the three and six months ended June 30, 2026.

The Company will revisit this assessment each subsequent reporting period as new facts and information become available.

Pending Litigation with Mountain CI Holdings Ltd.

On April 17, 2026, Mountain CI Holdings Ltd. filed a complaint against Starfighters, Inc., a subsidiary of the Company, in the 18th Judicial Circuit in Brevard County, Florida. The plaintiff is seeking $610,000 for monies allegedly lent to Starfighters, Inc. in 2014 - 2021 which remained unpaid. The Company denies all of the allegations of the complaint and intends to vigorously defend itself. The outcome of the complaint cannot be determined at this time and has not been accrued for in these condensed consolidated interim financial statements for the six months ended June 30, 2026.

Flagship Bank Account Restrictions

Due to ongoing dispute and a legal complaint filed by Rick Svetkoff, former CEO and Director, on April 9, 2026, Flagship Bank has placed restrictions on all accounts held by SFII. As such, the Company reports cash of $684,757 and short-term investments of $508,229, as restricted as of June 30, 2026.

Regions Bank Account Restrictions

Due to ongoing dispute with Rick Svetkoff, former CEO and Director, over the control of bank accounts, Regions Bank has formally notified the Company on May 15, 2026, that it has placed restrictions on all accounts held by Starfighters International, Inc., a Texas subsidiary of the Company. As such, the Company reports cash of $211,119 as restricted as of June 30, 2026.